UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:                 811-6342

Exact name of registrant as specified in charter:   Aberdeen Global Income Fund,
                                                    Inc.

Address of principal executive offices:             800 Scudders Mill Road,
                                                    Plainsboro, New Jersey 08536

Name and address of agent for service:              Mr Beverly Hendry,
                                                    300 S.E. 2nd Street,
                                                    Suite #820,
                                                    Fort Lauderdale,
                                                    Florida 33301

Registrant's telephone number, including area code: 609-282-4600

Date of fiscal year end:                            10/31/04

Date of reporting period:                           7/31/04

Item 1 - Schedule of Investments -

Portfolio of Investments

As of July 31, 2004 (unaudited)

Principal
Amount
Local
Currency (a)                                                                Moody's        S&P             Value
(000)                          Description                                  Rating        Rating           (US$)
--------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS--106.0%
AUSTRALIA--23.5%
Government Bonds--4.2%
A$
           Commonwealth of Australia,
1,750      10.00%, 10/15/07 ..............................................    NR            AAA          $ 1,382,454
1,750      7.50%, 9/15/09 ................................................    Aaa           AAA            1,320,600
  750      5.75%, 6/15/11 ................................................    Aaa           AAA              523,127
  100      6.50%, 5/15/13 ................................................    Aaa           AAA               73,014
  300      6.00%, 2/15/17 ................................................    Aaa           AAA              210,452
           Federal National Mortgage Association, Series EMTN,
2,000      6.375%, 8/15/07 (USA) .........................................    Aaa           AAA            1,422,799
                                                                                                         -----------

           Total Australian government bonds
           (cost US$4,346,820) ...........................................                                 4,932,446
                                                                                                         -----------

Semi-Government Bonds--13.0%
New South Wales--3.3%
           New South Wales Treasury Corporation,
4,700      7.00%, 12/01/10 ...............................................    NR            AAA            3,467,436
  550      6.00%, 5/01/12 ................................................    NR            AAA              384,000
                                                                                                         -----------
                                                                                                           3,851,436
                                                                                                         -----------

Queensland--4.1%
           Queensland Treasury Corporation,
1,000      8.00%, 9/14/07 (Global) .......................................    Aaa           AAA              745,748
2,000      6.00%, 6/14/11 ................................................    Aaa           AAA            1,399,997
2,700      6.00%, 8/14/13 ................................................    Aaa           AAA            1,889,202
1,250      6.00%, 6/14/21 ................................................    NR            AAA              869,797
                                                                                                         -----------
                                                                                                           4,904,744
                                                                                                         -----------

Victoria--1.6%
           Treasury Corporation of Victoria,
1,000      9.00%, 6/27/05 ................................................    Aaa           AAA              719,848
1,500      10.25%, 11/15/06 ..............................................    NR            AAA            1,152,328
                                                                                                         -----------
                                                                                                           1,872,176
                                                                                                         -----------

Western Australia--4.0%
           Western Australia Treasury Corporation,
3,500      8.00%, 10/15/07 ...............................................    Aaa           AAA            2,606,840
2,650      8.00%, 6/15/13 ................................................    Aaa           AAA            2,094,421
                                                                                                         -----------
                                                                                                           4,701,261
                                                                                                         -----------

           Total Australian semi-government bonds
           (cost US$13,952,298) ..........................................                                15,329,617
                                                                                                         -----------

As of July 31, 2004 (unaudited)

Principal
Amount
Local
Currency (a)                                                                Moody's        S&P             Value
(000)                          Description                                  Rating        Rating           (US$)
--------------------------------------------------------------------------------------------------------------------
AUSTRALIA (concluded)
Supranational--2.3%
A$
           Eurofima,
3,500      9.875%, 1/17/07 ...............................................    Aaa           AAA          $ 2,679,121
                                                                                                         -----------

           Total Australian dollar supranational bonds
           (cost US$1,966,920) ...........................................                                 2,679,121
                                                                                                         -----------

Banking and Finance--0.4%
           Bank of America Corporation,
  500      6.50%, 12/05/08 (USA) .........................................    Aa2           A+               353,200
           Merrill Lynch & Co., Inc.,
  200      6.75%, 3/12/14 (USA) ..........................................    Aa3           A+               139,092
                                                                                                         -----------

           Total Australian banking and finance bonds
           (cost US$491,523) .............................................                                   492,292
                                                                                                         -----------

Corporate Non-Banks--3.6%
           Brisbane Airport Corporation, Ltd.,
4,000      7.30%, 6/30/10 ................................................    Aaa           AAA            2,911,266
           GE Capital Australia,
  600      6.75%, 9/15/07 ................................................    Aaa           AAA              428,152
           GPT Management Ltd.,
  200      6.50%, 8/22/13 ................................................    NR            A+               135,967
           Wesfarmers Ltd.,
1,000      6.25%, 8/27/07 ................................................    NR            A-               698,994
                                                                                                         -----------

           Total Australian corporate non-bank bonds
           (cost US$3,300,357) ...........................................                                 4,174,379
                                                                                                         -----------

           Total Australian long-term investments
           (cost US$24,057,918) ..........................................                                27,607,855
                                                                                                         -----------

CANADA--17.7%
Government Bonds--8.6%
C$
           Canadian Government,
2,500      7.25%, 6/01/07 ................................................    NR            AAA            2,064,052
3,000      10.25%, 3/15/14 ...............................................    Aaa           AAA            3,210,925
2,000      8.00%, 6/01/23 ................................................    Aaa           AAA            2,004,936
2,000      9.00%, 6/01/25 ................................................    NR            AAA            2,208,473
           Canada (Cayman),
  750      7.25%, 6/01/08 ................................................    Aaa           AAA              615,716
                                                                                                         -----------

           Total Canadian government bonds
           (cost US$8,771,685) ...........................................                                10,104,102
                                                                                                         -----------

As of July 31, 2004 (unaudited)

Principal
Amount
Local
Currency (a)                                                                Moody's        S&P             Value
(000)                          Description                                  Rating        Rating           (US$)
--------------------------------------------------------------------------------------------------------------------
CANADA (concluded)
Semi-Government Bonds--9.1%
British Columbia--1.7%
C$
           Province of British Columbia,
2,000      9.50%, 1/09/12 ................................................    Aa2           AA-          $ 1,937,005
                                                                                                         -----------

Manitoba--2.4%
           Province of Manitoba Series EMTN,
3,500      7.00%, 5/21/07 ................................................    Aa2           AA-            2,830,836
                                                                                                         -----------

New Brunswick--1.5%
           Province of New Brunswick,
2,000      7.75%, 1/13/14 ................................................    Aa3           AA-            1,773,026
                                                                                                         -----------

Newfoundland--0.6%
           Province of Newfoundland,
1,000      5.125%, 12/29/10 ..............................................    A3            A-               761,082
                                                                                                         -----------

Ontario--0.4%
           Ontario Hydro,
  500      8.50%, 5/26/25 ................................................    Aa2           AA               505,896
                                                                                                         -----------

Quebec--2.5%
           Quebec Hydro,
1,000      2.187%, 1/28/05 (b) ...........................................    A1            A+               752,747
2,000      9.625%, 7/15/22 ...............................................    A1            A+             2,168,894
                                                                                                         -----------
                                                                                                           2,921,641
                                                                                                         -----------

           Total Canadian semi-government bonds
           (cost US$9,862,145) ...........................................                                10,729,486
                                                                                                         -----------

           Total Canadian long-term investments
           (cost US$18,633,830) ..........................................                                20,833,588
                                                                                                         -----------

EUROPEAN UNION--3.0%
Germany--0.6%
Corporate Non-Banks--0.6%
EUR
           Cognis GmbH,
  225      9.50%, 5/15/14 ................................................    B3            B                268,180
           Kronos International Inc.,
  310      8.875%, 6/30/09 ...............................................    B2            BB-              396,551
                                                                                                         -----------
                                                                                                             664,731
                                                                                                         -----------

As of July 31, 2004 (unaudited)

Principal
Amount
Local
Currency (a)                                                                Moody's        S&P             Value
(000)                          Description                                  Rating        Rating           (US$)
--------------------------------------------------------------------------------------------------------------------
EUROPEAN UNION (concluded)
France--0.2%
Corporate Non-Bank--0.2%
EUR
           Remy Cointreau SA,
  150      6.50%, 7/01/10 ................................................    Ba2           BB           $   185,108
                                                                                                         -----------

Ireland--0.3%
Corporate Non-Bank--0.3%
           Valentia Telecommunications LTD,
  300      7.25%, 8/15/13 ................................................    Ba3           BB-              373,827
                                                                                                         -----------

Luxembourg--0.3%
Corporate Non-Bank--0.3%
           Rhiag SA,
  310      10.75%, 6/05/07 ...............................................    B2            B+               380,689
                                                                                                         -----------

Netherlands--0.3%
Corporate Non-Bank--0.3%
           Carmeuse Lime BV,
  300      10.75%, 7/15/12 ...............................................    Ba3           B+               404,527
                                                                                                         -----------

United States--1.3%
Corporate Non-Banks--1.3%
           AGCO Corporation,
  225      6.875%, 4/15/14 ...............................................    B1            BB-              260,053
           Dana Corporation,
  300      9.00%, 8/15/11 ................................................    Ba3           BB               431,616
           Lear Corporation,
  310      8.125%, 4/01/08 ...............................................    Baa3          BBB-             420,531
           TRW Automotive Inc.,
  268      10.125%, 2/15/13 ..............................................    B1            BB-              374,284
                                                                                                         -----------
                                                                                                           1,486,484
                                                                                                         -----------

           Total European Union long-term investments
           (cost US$3,237,721) ...........................................                                 3,495,366
                                                                                                         -----------

NEW ZEALAND--20.5%
Government Bonds--4.6%
NZ$
           Canadian Government,
1,000      6.625%, 10/03/07 (Canada) .....................................    Aaa           AAA              635,214
           New Zealand Government,
5,000      6.50%, 4/15/13 ................................................    Aaa           AAA            3,199,788
2,500      6.00%, 4/15/15 ................................................    Aaa           AAA            1,540,377
                                                                                                         -----------

           Total New Zealand government bonds
           (cost US$4,594,973) ...........................................                                 5,375,379
                                                                                                         -----------

As of July 31, 2004 (unaudited)

Principal
Amount
Local
Currency (a)                                                                Moody's        S&P             Value
(000)                          Description                                  Rating        Rating           (US$)
--------------------------------------------------------------------------------------------------------------------
NEW ZEALAND (concluded)
Semi-Government Bonds--1.1%
NZ$
           Province of Ontario,
2,000      5.75%, 3/03/08 (Canada) .......................................    Aa2           AA           $ 1,231,609
                                                                                                         -----------

           Total New Zealand semi-government bonds
           (cost US$1,110,350) ...........................................                                 1,231,609
                                                                                                         -----------

Banking and Finance--9.5%
           Bank Nederlandse Gemeenten NV,
1,000      5.25%, 6/17/09 (Netherlands) ..................................    Aaa           AAA              594,562
           Bayerische Hypo- und Vereinsbank AG,
2,000      7.00%, 9/14/05 (Germany) ......................................    A3            A-             1,266,787
           Commerzbank AG,
3,500      8.00%, 2/07/05 (Germany) ......................................    A2            A-             2,224,125
           Dexia Municipal Agency,
3,000      7.00%, 11/26/07 (France) ......................................    Aaa           AAA            1,916,363
           GMAC INTL Finance BV,
3,500      8.00%, 3/14/07 (Netherlands) ..................................    A3            BBB            2,224,463
           Landesbank Baden-Wuerttemberg,
4,200      5.25%, 1/06/05 (Germany) ......................................    Aaa           AAA            2,646,230
           Transpower Finance Ltd.,
  500      8.00%, 6/15/05 ................................................    Aa2           AA               320,304
                                                                                                         -----------

           Total New Zealand banking and finance bonds
           (cost US$8,447,261) ...........................................                                11,192,834
                                                                                                         -----------

Corporate Non-Banks--1.9%
           Auckland Healthcare Services Ltd,
1,000      7.75%, 9/15/15 ................................................    Aaa           AAA              671,987
           Housing New Zealand,
1,500      8.00%, 11/15/06 ...............................................    Aaa           AA               981,517
           Powerco Ltd.,
1,000      6.39%, 3/29/13 ................................................    NR            AAA              604,029
                                                                                                         -----------

           Total New Zealand corporate non-bank bonds
           (cost US$2,016,806) ...........................................                                 2,257,533
                                                                                                         -----------

Supranational--3.4%
           European Investment Bank,
2,300      7.00%, 12/17/07 ...............................................    Aaa           AAA            1,480,788
           International Finance Corp,
4,000      6.75%, 7/15/09 ................................................    Aaa           AAA            2,548,715
                                                                                                         -----------

           Total New Zealand dollar denominated supranational bonds
           (cost US$3,532,702) ...........................................                                 4,029,503
                                                                                                         -----------

           Total New Zealand long-term investments
           (cost US$19,702,092) ..........................................                                24,086,858
                                                                                                         -----------

As of July 31, 2004 (unaudited)

Principal
Amount
Local
Currency (a)                                                                Moody's        S&P             Value
(000)                          Description                                  Rating        Rating           (US$)
--------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM--28.1%
Government Bonds--21.3%
(pound)
           United Kingdom Treasury,
1,250      8.50%, 12/07/05 ...............................................    Aaa           AAA          $ 2,379,523
1,100      7.50%, 12/07/06 ...............................................    Aaa           AAA            2,108,110
  500      5.75%, 12/07/09 ...............................................    Aaa           AAA              935,592
1,500      8.00%, 9/27/13 ................................................    Aaa           AAA            3,294,210
  600      8.00%, 12/07/15 ...............................................    Aaa           AAA            1,364,708
3,000      8.00%, 6/07/21 ................................................    Aaa           AAA            7,315,563
2,350      6.00%, 12/07/28 ...............................................    NR            AAA            4,969,713
           Republic of Finland,
1,250      10.125%, 6/22/08 ..............................................    Aaa           AAA            2,618,697
                                                                                                         -----------

           Total United Kingdom government bonds
           (cost US$21,486,346) ..........................................                                24,986,116
                                                                                                         -----------

Utilities--2.4%
           British Gas PLC,
1,400      8.875%, 7/08/08 ...............................................    A2            A              2,818,814
                                                                                                         -----------

           Total United Kingdom utility bonds
           (cost US$2,166,922) ...........................................                                 2,818,814
                                                                                                         -----------

Banking and Finance--3.1%
           Barclays Bank PLC,
1,000      9.875%, 5/29/49 ...............................................    Aa2           A+             2,061,964
           Prudential Finance B.V.,
  500      9.375%, 6/04/07 ...............................................    NR            AA-              994,798
           RMH Finance Ltd.,
  300      8.80%, 8/28/17 (Cayman Islands) ...............................    Ba1           BB+              579,751
                                                                                                         -----------

           Total United Kingdom banking and finance bonds
           (cost US$2,957,018) ...........................................                                 3,636,513
                                                                                                         -----------

Corporate Non-Banks--1.3%
           American Standard Inc.,
  221      8.25%, 6/01/09 (USA) ..........................................    Ba2           BBB-             427,999
           Big Food Group PLC,
  150      9.75%, 6/30/12 ................................................    B1            B+               263,562
           Constellation Brands Inc.,
  200      8.50%, 11/15/09 (USA) .........................................    Ba2           BB               383,693
           Debenhams Finance Holdings PLC,
  125      10.50%, 8/28/12 ...............................................    B2            B                234,125
           Warner Music Group,
  150      8.125%, 4/15/14 (USA) .........................................    B3            B-               257,765
                                                                                                         -----------

           Total United Kingdom corporate non-bank bonds
           (cost US$1,461,767) ...........................................                                 1,567,144
                                                                                                         -----------

           Total United Kingdom long-term investments
           (cost US$28,072,053) ..........................................                                33,008,587
                                                                                                         -----------

As of July 31, 2004 (unaudited)

Principal
Amount
Local
Currency (a)                                                                Moody's        S&P             Value
(000)                          Description                                  Rating        Rating           (US$)
--------------------------------------------------------------------------------------------------------------------
UNITED STATES--13.2%
Yankee Bonds--13.2%
Australia--0.1%
Corporate Non-Banks--0.1%
US$
           Cable & Wireless Optus Finance,
  100      8.00%, 6/22/10 ................................................    A2            A+           $   115,034
                                                                                                         -----------

Brazil--3.1%
Government--3.1%
           Federal Republic of Brazil,
1,200      10.00%, 8/07/11 ...............................................    B2            B+             1,203,000
2,500      11.00%, 8/17/40 ...............................................    B2            B+             2,450,000
                                                                                                         -----------
                                                                                                           3,653,000
                                                                                                         -----------

Colombia--1.4%
Government--1.4%
           Republic of Colombia,
1,600      10.375%, 1/28/33 ..............................................    Ba2           BB             1,636,000
                                                                                                         -----------

Germany--1.3%
Corporate Non-Banks--1.3%
           Gazprom OAO,
  800      9.625%, 3/01/13 ...............................................    NR            BB-              839,280
           JSC Severstal,
  800      9.25%, 4/19/14 ................................................    B2            B+               716,000
                                                                                                         -----------
                                                                                                           1,555,280
                                                                                                         -----------

Netherlands--0.8%
Banking and Finance--0.8%
           Kazkommerts International BV,
1,000      7.875%, 4/07/14 ...............................................    Baa2          BB-              947,500
                                                                                                         -----------

As of July 31, 2004 (unaudited)

Principal
Amount
Local
Currency (a)                                                                Moody's        S&P             Value
(000)                          Description                                  Rating        Rating           (US$)
--------------------------------------------------------------------------------------------------------------------
UNITED STATES (concluded)
Yankee Bonds (concluded)
Philippines--1.4%
Government--0.0%
US$
           Republic of Philippines,
   50      9.375%, 1/18/17 ...............................................    Ba2           BB           $    52,325
                                                                                                         -----------

Utilities--1.4%
           Philippine Long Distance Telephone Company,
1,400      11.375%, 5/15/12 ..............................................    Ba2           BB             1,591,351
                                                                                                         -----------
                                                                                                           1,643,676
                                                                                                         -----------

Peru--1.2%
Government--1.2%
           Republic of Peru,
1,300      9.875%, 2/06/15 ...............................................    Ba3           BB             1,394,250
                                                                                                         -----------

Russia--1.1%
Utilities--1.1%
           Tyumen Oil,
1,250      11.00%, 11/06/07 ..............................................    Ba3           BB-            1,362,500
                                                                                                         -----------

Turkey--0.8%
Government--0.8%
           Republic of Turkey,
  800      11.00%, 1/14/13 ...............................................    B1            B+               922,000
                                                                                                         -----------

Ukraine--0.9%
Government--0.9%
           City of Kiev,
1,000      8.75%, 8/08/08 ................................................    B2            B              1,017,500
                                                                                                         -----------

Uruguay--1.1%
Government--1.1%
           Republic of Uruguay,
1,600      7.50%, 3/15/15 ................................................    B3            B              1,292,000
                                                                                                         -----------

Total United States long-term investments
(cost US$14,399,755) .....................................................                                15,538,740
                                                                                                         -----------

Total long-term investments
(cost US$108,103,369) ....................................................                               124,570,994
                                                                                                         -----------

As of July 31, 2004 (unaudited)

Principal
Amount
Local
Currency (a)                                                                Moody's        S&P             Value
(000)                          Description                                  Rating        Rating           (US$)
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--11.0%
Canada--3.1%
C$
           State Street Bank and Trust Company Time Deposit,
4,925      1.75%, 8/04/04 (USA)
           (cost US$3,683,246) ...........................................    NR            NR          $  3,705,418
                                                                                                        ------------

New Zealand--0.3%
NZ$
           State Street Bank and Trust Company Fixed Deposit,
           4.25%, 8/04/04 (USA)
  527      (cost US$332,509) .............................................    NR            NR               334,303
                                                                                                        ------------

United Kingdom--7.6%
(pound)
           State Street Bank and Trust Company Fixed Deposit,
           4.312%, 8/04/04 (USA)
4,923      (cost US$8,971,920) ...........................................    NR            NR             8,952,228
                                                                                                        ------------

Total short-term investments
(cost US$12,987,675) .....................................................                                12,991,949
                                                                                                        ------------

--------------------------------------------------------------------------------------------------------------------
Total Investments--117.0% (cost US$121,091,044)                                                          137,562,943

Other assets in excess of liabilities--8.5%                                                                9,988,885

Liquidation value of preferred stock--(25.5%)                                                            (30,000,000)
--------------------------------------------------------------------------------------------------------------------
Net Assets Applicable to Common Shareholders--100.0%                                                    $117,551,828
====================================================================================================================

Portfolio of Investments (concluded)

As of July 31, 2004 (unaudited)

NR--Not rated by Moody's or Standard & Poors.
(a) Portfolio securities are categorized according to their currency exposure. Where the country of issuer differs from the currency exposure, the country of issuer is denoted parenthetically.

      A$--Australian dollar
      C$--Canadian dollar
      EUR--Euro
      NZ$--New Zealand dollar
      (pound)--British pound
      US$--United States dollar

(b) Coupon changes periodically upon a predetermined schedule. Stated interest rate in effect at July 31, 2004.

-----------------------------------------------------------------------------------------------------------------
Interest Rate Swap Agreements

                      Termination              Notional          Fixed              Floating          Unrealized
Counterparty              Date               Amount (000)         Rate                Rate           Appreciation
-----------------------------------------------------------------------------------------------------------------
UBS AG              October 31, 2005             4,800           2.1025%          1 month LIBOR          $ 27,226
UBS AG              October 31, 2006             4,800           2.6900%          1 month LIBOR            52,310
UBS AG              October 31, 2007             7,200           3.1600%          1 month LIBOR           101,930
UBS AG              October 31, 2008             7,200           3.5400%          1 month LIBOR           114,977
                                                                                                         --------
                                                                                                         $296,443
                                                                                                         ========

-----------------------------------------------------------------------------------------------------------------
Futures Contracts Purchased                                                                          Unrealized
                                                                                                    Appreciation/
                                                              Expiration           Contracts        Depreciation
-----------------------------------------------------------------------------------------------------------------
Australian Treasury Bond 6%--3 year                            Sept 2004               9               $  (63)
Australian Treasury Bond 6%--10 year                           Sept 2004               5                  140
                                                                                                       ------
                                                                                                       $   77
                                                                                                       ======

Item 2 - Controls and Procedures

      (a) It is the conclusion of the Registrant's principal executive officer and principal financial officer that the effectiveness of the Registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

      (b) There have been no changes in the Registrant's internal control over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 - Exhibits

      (a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Global Income Fund, Inc.


By: /s/ Martin Gilbert
    ----------------------------
    Martin Gilbert,
    President of
    Aberdeen Global Income Fund, Inc.

Date: September 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Martin Gilbert
    ----------------------------
    Martin Gilbert,
    President of
    Aberdeen Global Income Fund, Inc.

Date: September 22, 2004


By: /s/ Christian Pittard
    ----------------------------
    Christian Pittard,
    Treasurer of
    Aberdeen Global Income Fund, Inc.

Date: September 22, 2004